CHANGES IN SIGNIFICANT ACCOUNTING POLICIES - Transition to IFRS 16 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Changes in accounting policies
Property, plant and equipment	$ 6,340.0		$ 5,519.1
Right-of-use assets	54.1
Current portion of lease liabilities	16.0	$ 7.3
Long-term lease liabilities	$ 38.9	35.6
Property, plant and equipment
Changes in accounting policies
Right-of-use assets		5,562.0	$ 5,519.1
IFRS 16
Changes in accounting policies
Right-of-use assets		42.9
Current portion of lease liabilities		7.3
Long-term lease liabilities		35.6
IFRS 16 | Property, plant and equipment
Changes in accounting policies
Right-of-use assets		$ 42.9